Equity - Dividends and Allocation of Net Income (Parenthetical) (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Legal reserve as percentage of net income	5.00%	5.00%	5.00%
Statutory reserve as percentage of net income	25.00%	25.00%	50.00%
Interim dividends per share	R$ 0.25		R$ 0.2
Interest on capital paid, net of income tax, per share		R$ 0.35
Proposed dividends payable per share	R$ 0.4	R$ 0.1	R$ 0.17
Minimum mandatory dividends as percentage of net income	25.00%	25.00%	50.00%
Gross amount of interest on capital		R$ 450,004